Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equip
ment, net as of
October
31,
2017
and
2016
consists of the following:

	October 31,
	2017	2016
Land and land improvements	$3,148,834	$3,144,068
Building and improvements	8,165,637	8,140,933
Machinery and equipment	25,817,318	25,769,804
Furniture and fixtures	894,237	903,067
Construction in progress	1,727,591	1,588,815
Total property and equipment, at cost	39,753,617	39,546,687
Less accumulated amortization and depreciation	(27,542,925)	(26,147,529)
Property and equipment, net	$12,210,692	$13,399,158